Financial Instruments and Risk Management	12 Months Ended
Oct. 31, 2022
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
12.	Financial Instruments and Risk Management

a.	Fair Values

Fair value measurements are classified using a fair value hierarchy that reflects the significance of inputs used in making the measurements. The fair value hierarchy has the following levels:

●	Level 1 - valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 - valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3 - valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2022, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2022
Short-term investment	$264,449	$–	$–	$264,449
Derivative liability	–	396,597	–	396,597

The fair value of other assets and liabilities, which include cash, amounts receivable, accounts payable and accrued liabilities, and amounts due to related parties, approximate their carrying values due to the relatively short-term maturity of these instruments.

b.	Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash   and other receivables. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions. The carrying amount of financial assets represents the maximum credit exposure.

c.	Foreign Exchange Rate Risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities are denominated in a foreign currency. The Company’s subsidiary operates in Israel and has certain monetary financial instruments denominated in NIS and U.S dollars. The Company has not entered into foreign exchange rate contracts to mitigate this risk.

The following table indicates the impact of foreign currency exchange risk on net working capital as of October 31, 2022. The table below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of October 31, 2022.

Cash	$169,715
Amounts receivable	47,846
Accounts payable and accrued liabilities	(475,464)
Due to related parties	(198,146)

Total foreign currency financial assets and liabilities	$(456,049)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(45,605)

d.	Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to significant interest rate risk as it does not have any liabilities with variable rates.

e.	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company's objective to managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due. The Company relies on raising debt or equity financing in a timely manner.

The following amounts are the contractual maturities of financial liabilities as of October 31, 2022 and 2021:

2022	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$1,906,706	$1,906,706	$–
Due to related parties	281,844	281,844	–
Derivative liability	396,597	396,597
Lease liability	52,399	52,399	–
	$2,637,546	$2,637,546	$–

2021	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$348,895	$348,895	$–
Due to related parties	8,260	8,260	–
	$357,155	$357,155	$–